Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses And Other Liabilities (Details) [Abstract]
Accrued salaries, wages and incentive plan compensations	$ 542,230	$ 481,920
Unapplied cash and receivable credits	302,337	198,834
Accrued insurance	201,346	187,254
Derivative financial instruments	25,701	26,578
Special charge for legal matters	115,000	115,000
Other	507,432	478,667
Interest Accrual	122,166	111,532
Witholding tax and VAT	93,407	96,157
Accrued Operating Expenses	102,914	91,529
Total accrued expenses and other current liabilities	$ 2,012,533	$ 1,787,471